Nuance Concentrated Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Consumer Staples - 25.7%(a)
Beiersdorf AG - ADR	94,643	$2,528,861
Calavo Growers, Inc.	148,983	3,410,221
Clorox Co.	12,323	1,955,414
Estee Lauder Companies, Inc. - Class A	156,214	13,032,934
Henkel AG & Co. KGaA - ADR	538,328	10,368,197
JDE Peet's NV - ADR	116,455	1,006,753
Kimberly-Clark Corp.	23,210	3,016,604
		35,318,984

Financials - 6.4%
Globe Life, Inc.	50,302	6,141,371
Northern Trust Corp.	24,202	2,717,643
		8,859,014

Health Care - 32.6%(a)
Dentsply Sirona, Inc.	1,019,929	20,153,797
Envista Holdings Corp. (b)	164,093	3,367,188
Henry Schein, Inc. (b)	75,435	6,034,800
Hologic, Inc. (b)	38,426	2,772,052
QIAGEN NV	199,563	8,908,501
Solventum Corp. (b)	27,457	2,033,465
Thermo Fisher Scientific, Inc.	2,325	1,389,769
		44,659,572

Industrials - 10.7%
Daikin Industries Ltd. - ADR	56,064	657,070
Legrand SA - ADR	49,658	1,010,044
Marten Transport Ltd.	221,205	3,406,557
Spirax Group PLC - ADR	56,897	2,845,988
Toro Co.	7,855	654,086
Werner Enterprises, Inc.	170,131	6,141,729
		14,715,474

Information Technology - 2.8%
Rogers Corp. (b)	40,901	3,805,838

Utilities - 14.8%
American Water Works Co., Inc.	11,082	1,381,260
California Water Service Group	113,270	5,129,998
Pennon Group PLC - ADR	284,704	4,062,726
Severn Trent PLC - ADR	89,633	2,801,928
SJW Group	55,576	2,791,583
United Utilities Group PLC - ADR	162,442	4,114,656
		20,282,151
TOTAL COMMON STOCKS (Cost $121,985,400)		127,641,033

SHORT-TERM INVESTMENTS - 6.0%		Value
Money Market Funds - 6.0%	Shares
First American Government Obligations Fund - Class X, 4.32% (c)	8,170,631	8,170,631
TOTAL SHORT-TERM INVESTMENTS (Cost $8,170,631)		8,170,631

TOTAL INVESTMENTS - 99.0% (Cost $130,156,031)		135,811,664
Other Assets in Excess of Liabilities - 1.0%		1,313,918
TOTAL NET ASSETS - 100.0%		$137,125,582
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Nuance Concentrated Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$127,641,033	$–	$–	$127,641,033
Money Market Funds	8,170,631	–	–	8,170,631
Total Investments	$135,811,664	$–	$–	$135,811,664

Refer to the Schedule of Investments for further disaggregation of investment categories.